Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Document Created Date	dei_DocumentCreationDate	Nov. 27, 2024